UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-04605

First Opportunity Fund, Inc.
(Exact name of registrant as specified in charter)

2344 Spruce Street, Suite A, Boulder, CO		80302
(Address of principal executive offices)		(Zip code)

Fund Administrative Services 2344 Spruce Street, Suite A Boulder, CO 80302
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(303) 444-5483

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2009

Item 1 — Schedule of Investments.

Portfolio of Investments as of December 31, 2009 (Unaudited)

FIRST OPPORTUNITY FUND, INC.

		Value
Shares	Description	(Note 1)

LONG TERM INVESTMENTS (96.0%)
DOMESTIC COMMON STOCKS (68.9%)
Banks & Thrifts (32.9%)
163,844	1st United Bancorp, Inc.*	$1,169,846
73,090	Alliance Bankshares Corp.*	208,307
64,000	American River Bankshares	503,040
541,900	AmeriServ Financial, Inc.*	904,973
90,652	Associated Bancorp	998,079
133,900	Bancorp, Inc.*	918,554
34,200	Bank of Marin	1,113,552
83,300	Bank of Virginia*	274,057
57,000	BCB Bancorp, Inc.	520,980
37,400	Bridge Capital Holdings*	261,800
13,400	Cambridge Bancorp	408,700
54,900	CapitalSource, Inc.	217,953
47,298	Carolina Trust Bank*	236,490
340,815	CCF Holding Co.*(a)	156,775
29,600	Central Valley Community Bancorp*(b)(c)	147,852
20,544	Central Valley Community Bancorp*	114,019
51,860	Centrue Financial Corp.	138,466
49,600	Citizens & Northern Corp.	473,184
60,000	Community Bank(b)(c)	3,621,600
75,800	The Connecticut Bank & Trust Co.*	295,620
114,831	Dearborn Bancorp, Inc.*	51,674
168,344	East West Bancorp*(b)(c)	2,393,852
93,366	Eastern Virginia Bankshares, Inc.	662,899
97,200	FC Holdings, Inc.*(b)(c)	94,284
5,700	First Advantage Bancorp	60,477
39,700	First American International*(b)(c)	485,134
14,434	First Busey Corp.	56,148
79,578	First California Financial Group, Inc.*	218,044
17,400	First Capital Bancorp, Inc.*	80,214
10,955	First Citizens BancShares, Inc.	1,796,730
66,500	First Community Bancshares, Inc.	801,325
192,300	First Security Group, Inc.	457,674
66,726	First Southern Bancorp, Inc. - Class B*(b)(c)	1,407,919
28,200	First State Bank*(b)(c)	56,400
2,880	First Trust Bank*	18,864
193,261	Florida Capital Group*(b)(c)	270,565
17,248	FNB Bancorp	136,259
58,900	The Goldman Sachs Group, Inc.	9,944,675
207,700	Great Florida Bank - Class A*	114,235
15,300	Great Florida Bank - Class B*	7,650
66,000	Greater Hudson Bank N.A.*	280,500
228,000	Hampshire First Bank*(c)	1,621,080
34,400	Heritage Financial Corp.	474,032
35,203	Heritage Oaks Bancorp*	176,015
771,312	Huntington Bancshares, Inc.	2,815,289
49,200	ICB Financial*	123,000
19,000	Katahdin Bankshares Corp.	190,380
83,700	MB Financial, Inc.	1,650,564
168,100	Metro Bancorp, Inc.*	2,113,017
34,951	Nara Bancorp, Inc.*	396,344
905,600	National Bancshares, Inc.*(b)(c)	706,368
39,900	New England Bancshares, Inc.	183,540
5,400	North Dallas Bank & Trust Co.	209,250
361,622	Northfield Bancorp, Inc.	4,889,130
40,500	Oak Ridge Financial Services, Inc.*	172,125
2,500	Old Point Financial Corp.	38,875
55,400	Pacific Continental Corp.	633,776
39,600	Parkway Bank*	39,600

162,590	Pilot Bancshares, Inc.*(b)	191,856
508,000	Popular, Inc.	1,148,080
247,100	PrivateBancorp, Inc.	2,216,487
190,540	Republic First Bancorp, Inc.*	813,606
92,369	Southern First Bancshares, Inc.*	609,635
106,600	Southern National Bancorp of Virginia, Inc.*	756,860
302,900	Square 1 Financial, Inc.*(b)(c)	2,020,343
97,500	State Bancorp, Inc.*	693,225
84,158	Sterling Banks, Inc.*	40,396
71,100	Susquehanna Bancshares, Inc.	418,779
22,860	Tower Bancorp, Inc.	522,351
13,900	Union Bankshares Corp.	172,221
52,164	Valley Commerce Bancorp*	302,551
1,629	VIST Financial Corp.	8,487
43,787	Wainwright Bank & Trust Co.	319,645
106,200	Washington Banking Co.	1,268,028
292,800	Wells Fargo & Co.	7,902,672
238,000	Western Liberty Bancorp*	1,811,180
107,500	Whitney Holding Corp.	979,325
16,604	Xenith Bankshares, Inc.*	49,812
		70,757,293
Diversified Financial Services (4.4%)
16,241	Affinity Financial Corp.*(b)(c)	—
86,700	Altisource Portfolio Solutions S.A.*	1,819,833
25,000	CMET Finance Holding*(b)(d)	1,017,000
276,300	Highland Financial Partners LP*(b)(d)	—
60,000	Independence Financial Group, Inc.*(b)(c)	213,000
93,615	Mackinac Financial Corp.*	425,012
431,640	Muni Funding Co. of America, LLC*(b)(d)	1,027,303
260,100	Ocwen Financial Corp.*(b)(c)	2,240,242
174,900	Ocwen Financial Corp.*	1,673,793
455,100	Ocwen Structured Investments, LLC*(b)(c)	559,363
466,667	Terra Nova Financial Group*	331,333
31,360	TICC Capital Corp.	189,728
		9,496,607
Insurance (6.2%)
241,100	Amtrust Financial Services, Inc.	2,849,802
11,400	Forethought Financial Group - Class A*(b)(c)	2,280,000
1,719	Forethought Financial Group - Class B*(b)(c)	343,800
133,700	Hartford Financial Services Group, Inc.	3,109,862
72,000	Maiden Holdings, Ltd.(c)	527,040
339,603	Penn Millers Holding Corp.*	3,735,633
7,100	Transatlantic Holdings, Inc.	369,981
		13,216,118
Mining (1.1%)
61,600	Barrick Gold Corp.	2,425,808

Mortgages & REITS (3.4%)
152,766	Cypress Sharpridge Investments, Inc., REIT(d)	2,063,869
56,000	Dynex Capital, Inc., REIT	488,880
55,000	Embarcadero Bank*(b)(c)	540,650
276,800	MFA Mortgage Investments, Inc., REIT	2,034,480
155,504	Newcastle Investment Holdings Corp., REIT*(b)	247,251
87,900	Verde Realty*(b)(c)	1,853,811
		7,228,941
Savings & Loans (20.1%)
129,101	Abington Bancorp, Inc.	889,506
34,100	Appalachian Bancshares, Inc.*	9,207
10,000	Auburn Bancorp, Inc.*(b)	73,500
151,500	Beacon Federal Bancorp, Inc.	1,408,950
335,235	Beneficial Mutual Bancorp, Inc.*	3,298,712
169,100	Boston Private Financial Holdings, Inc.	975,707
129,280	Broadway Financial Corp.(a)	808,000
60,100	Carver Bancorp, Inc.	521,668
81,700	Central Federal Corp.*	130,720
72,446	CFS Bancorp, Inc.	234,001
33,000	Citizens Community Bank*	198,000

106,738	Danvers Bancorp, Inc.	1,386,527
26,900	ECB Bancorp, Inc.	301,280
40,691	ESSA Bancorp, Inc.	476,085
32,500	Fidelity Federal Bancorp*(b)	290,550
25,638	First Community Bank Corp. of America*	61,788
87,300	First Financial Holdings, Inc.	1,134,027
96,400	Flushing Financial Corp.	1,085,464
22,555	Fox Chase Bancorp, Inc.*	214,724
43,400	Georgetown Bancorp, Inc.*	203,980
222,900	Hampden Bancorp, Inc.	2,353,824
29,430	HF Financial Corp.	276,642
62,916	Home Bancorp, Inc.*	766,946
204,948	Home Federal Bancorp, Inc.	2,727,857
205,300	Investors Bancorp, Inc.*	2,245,982
77,500	Jefferson Bancshares, Inc.	347,975
81,700	Legacy Bancorp, Inc.	805,562
56,000	Liberty Bancorp, Inc.	420,000
130,712	LSB Corp.	1,274,442
30,200	Malvern Federal Bancorp, Inc.	271,800
158,200	Meridian Interstate Bancorp, Inc.*	1,374,758
310,300	MidCountry Financial Corp.*(b)(c)	1,157,419
113,200	Newport Bancorp, Inc.*	1,313,120
48,200	Northwest Bancshares, Inc.	545,624
89,900	OceanFirst Financial Corp.	1,015,870
67,100	Old Line Bancshares, Inc.	442,189
110,400	Osage Bancshares, Inc.	1,087,440
255,210	Pacific Premier Bancorp, Inc.*	862,610
165,930	Perpetual Federal Savings Bank(a)	1,692,486
17,500	Privee, LLC*(b)(c)	—
121,500	Provident Financial Holdings, Inc.	335,340
40,650	Redwood Financial, Inc.*(a)	410,565
89,993	River Valley Bancorp(a)	886,431
28,600	Rockville Financial, Inc.	300,300
38,700	Rome Bancorp, Inc.	308,052
6,300	Royal Financial, Inc.*	15,750
307,820	SI Financial Group, Inc.*	1,582,195
17,600	Sound Financial, Inc.	74,800
100,000	Sterling Eagle*(b)	—
90,700	Territorial Bancorp, Inc.*	1,637,135
110,500	Third Century Bancorp*(a)	430,950
156,400	ViewPoint Financial Group	2,253,724
1,451,428	Washington Mutual Unit Split*(b)(c)	182,227
		43,102,411
Trucking & Leasing (0.8%)
121,082	Willis Lease Finance Corp.*	1,816,230

TOTAL DOMESTIC COMMON STOCKS
(Cost $205,691,310)		148,043,408

FOREIGN COMMON STOCKS (20.6%)
Bermuda (7.7%)
193,200	Assured Guaranty, Ltd.	4,204,032
441,422	Catlin Group, Ltd.	2,424,142
112,000	CRM Holdings, Ltd.*	37,072
483,900	Maiden Holdings, Ltd.	3,542,148
36,500	RAM Holdings, Ltd.*	17,885
19,200	White Mountains Insurance Group, Ltd.	6,387,072
		16,612,351
Brazil (1.7%)
42,800	BR Malls Participacoes S.A.*	528,547
292,300	Brasil Brokers Participacoes S.A.	1,087,940
68,700	MRV Engenharia e Participacoes S.A.	556,387
143,100	PDG Realty S.A. Empreendimentos e Participacoes	1,426,068
		3,598,942
Canada (0.2%)
145,300	New Gold, Inc.*	528,892

Cayman Islands (1.1%)
1,885,500	Fantasia Holdings Group Co. Ltd.*	522,845
162,457	Pearl Group Ltd./British Virgin Islands*	1,732,701
		2,255,546
Denmark (0.4%)
12,690	Gronlandsbanken*	933,870

India (2.3%)
181	Axis Bank, Ltd.	3,848
24,740	Bharat Heavy Electricals Ltd.	1,277,697
14,934	Financial Technologies India, Ltd.	431,461
13,393	Housing Development Finance Corp.	770,108
193,066	Indiabulls Financial Services, Ltd.	523,790
132,495	Jindal Saw Ltd.	536,415
80,902	Kotak Mahindra Bank, Ltd.	1,402,898
		4,946,217
Japan (1.4%)
457	Osaka Securities Exchange Co. Ltd.	2,173,738
20,100	T&D Holdings, Inc.	409,834
72,600	Zuken, Inc.	480,180
		3,063,752
Mexico (0.3%)
147,600	Grupo Financiero Banorte SAB de CV	539,763

Netherlands (1.2%)
294,130	AerCap Holdings N.V.*	2,664,818

Singapore (0.1%)
214,000	ARA Asset Management, Ltd.	132,527

Switzerland (4.2%)
26,021	Bank Sarasin & Cie AG*	983,538
416,550	UBS AG*	6,462,978
8,447	Valiant Holding AG	1,649,470
		9,095,986
TOTAL FOREIGN COMMON STOCKS
(Cost $50,382,186)		44,372,664

DOMESTIC PREFERRED STOCK (6.4%)
424,600	Bank of America Corp., convertible, 10.00%*	6,335,031
500	Center Financial, Series B, convertible, 12.00%*(b)(c)	613,318
2,907	East West Bancorp, 11.00%*(b)(c)(e)	5,080,819
1,600	Maiden Holdings, Ltd., Series C, 14.00%(b)(d)	1,736,000
		13,765,168
TOTAL DOMESTIC PREFERRED STOCK
(Cost $11,376,000)		13,765,168

DOMESTIC WARRANTS (0.1%)
195,000	Dime Bancorp, Inc., Warrant, strike price $0.00, Expires 12/26/50*	17,550
423,058	Flagstar Bancorp, Warrant, strike price $0.62, Expires 1/30/19* (b)	172,058
5,700	Forethought Financial Group, Warrant, strike price $220.00, Expires 5/13/10* (b)(c)	—
859	Forethought Financial Group, Warrant, strike price $220.00, Expires 6/30/10* (b)(c)	—
5,700	Forethought Financial Group, Warrant, strike price $220.00, Expires 11/13/10* (b)(c)	—
860	Forethought Financial Group, Warrant, strike price $220.00, Expires 12/30/10* (b)(c)	—
233,333	Terra Nova Financial Group, Warrant, strike price $3.00, Expires 3/17/11* (b)(c)	—
181,429	Washington Mutual, Inc., Warrant, strike price $10.06, Expires 4/11/13* (b)(c)	18
		189,626
TOTAL DOMESTIC WARRANTS
(Cost $—)		189,626

TOTAL LONG TERM INVESTMENTS
(Cost $267,449,496)		206,370,866

SHORT TERM INVESTMENTS (4.1%)
Repurchase Agreement (4.1%)
8,800,000	Deutsche Bank Tri-Party Repo, 0.01% dated 12/31/09, to be repurchased at $8,800,010 on 1/4/10, collateralized by U.S. Government Agency Securities with an aggregate market value plus interest of $8,976,000.	8,800,000

TOTAL REPURCHASE AGREEMENT
(Cost $8,800,000)		8,800,000

TOTAL SHORT TERM INVESTMENTS
(Cost $8,800,000)		8,800,000

TOTAL INVESTMENTS (100.1%)
(Cost $276,249,496)		215,170,866
TOTAL LIABILITIES LESS OTHER ASSETS (-0.1%)		(271,832)
TOTAL NET ASSETS (100.0%)		$214,899,034

*            Non-income producing security.

(a)  Affiliated Company. See Notes to Quarterly Portfolio of Investments.

(b)  Indicates a fair valued security. Total market value for fair value securities is $31,024,502 representing 14.4% of total net assets.

(c)   Private Placement; these securities may only be resold in transactions exempt from registration under the Securities Act of 1933. As of December 31, 2009, these exemptions had a total value of $28,417,104 or 13.2% of total net assets.

(d)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended.

(e) The rate shown on floating or adjustable rate securities represents the current effective rate at December 31, 2009.

Common Abbreviations:

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

LLC - Limited Liability Company

LP - Limited Partnership

Ltd. - Limited

N.A. - National Association

N.V. - Naamloze Vennootschap is the Dutch term for a public limited liability corporation

REIT - Real Estate Investment Trust

S.A. - Generally designates corporations in various countries, mostly those employing the civil law. This translates literally in all languages mentioned as anonymous company

SAB de CV - A variable capital company.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets. These industry classifications are unaudited.

See accompanying Notes to Quarterly Portfolio of Investments.

Notes to Quarterly Portfolio of Investments

December 31, 2009 (unaudited)

Note 1.  Valuation and Investment Practices

Securities Valuation: Securities for which market quotations are readily available (including securities listed on national securities exchanges and those traded over-the counter) are valued at the last quoted sales price on the valuation date on which the security is traded. If such securities were not traded on the valuation date, but market quotations are readily available, they are valued at the most recently quoted bid price provided by an independent pricing service or by principal market makers. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Where market quotations are not readily available or where the pricing agent or market maker does not provide a valuation or methodology, or provides a valuation or methodology that, in the judgment of the adviser, does not represent fair value (“Fair Value Securities”), securities are valued at fair value by a Pricing Committee appointed by the Board of Directors, in consultation with the adviser. The Fund uses various valuation techniques that utilize both observable and unobservable inputs including multi-dimensional relational pricing model, option adjusted spread pricing, book value, last available trade, discounted future cash flow models, cost, and comparable company approach. In such circumstances, the adviser makes an initial written recommendation to the Pricing Committee regarding valuation methodology for each Fair Value Security. Thereafter, the adviser conducts periodic reviews of each Fair Value Security to consider whether the respective methodology and its application is appropriate and recommends methodology changes when appropriate. The Pricing Committee reviews and makes a determination regarding each initial methodology recommendation and any subsequent methodology changes. All methodology recommendations and any changes are reviewed by the entire Board of Directors on a quarterly basis.

The Portfolio of Investments include investments valued at $31,024,502 (14.4% of total net assets), whose fair values have been estimated by management in the absence of readily determinable fair values.

Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification™ (“ASC”), issued in June 2009. The Fund follows the provisions of ASC 820, “Fair Value Measurements and Disclosures” (“ASC 820”). In accordance with ASC 820, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the nine months ended December 31, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs.

The following is a summary of the inputs used as of December 31, 2009 in valuing the Fund’s investments carried at value:

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Domestic Common Stocks	$124,621,118	$5,094,072	$18,328,218	$148,043,408
Foreign Common Stocks	44,372,664	—	—	44,372,664
Domestic Preferred Stock	6,335,031	5,694,137	1,736,000	13,765,168
Domestic Warrants	17,550	172,076	—	189,626
Short Term Investments	8,800,000	—	—	8,800,000
TOTAL	$184,146,363	$10,960,285	$20,064,218	$215,170,866

Other Financial Instruments*	Level 1	Level 2	Level 3
Credit Default Swaps	—	$(780,253)	—	$(780,253)
TOTAL	—	$(780,253)	—	$(780,253)

* Other financial instruments include swap contracts.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Balance as of March 31, 2009	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Net purchases	Transfers in and/or out of Level 3	Balance as of December 31, 2009
Domestic Common Stocks	$18,285,007	$—	$(2,787,403)	$2,931,648	$(101,034)	$18,328,218
Domestic Preferred Stock	1,600,000	—	136,000	—	—	1,736,000
Domestic Warrants	—	—	18	—	(18)	—
TOTAL	$19,885,007	$—	$(2,651,385)	$2,931,648	$(101,052)	$20,064,218

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Fund. Interest income including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis, using the effective interest method.

Dividend income from investments in real estate investment trusts (“REITs”) is recorded at management’s estimate of income included in distributions received. Distributions received in excess of this amount are recorded as a reduction of the cost of investments. The actual amount of income and return of capital are determined by each REIT only after its fiscal year-end, and may differ from the estimated amounts. Such differences, if any, are recorded in Fund’s following year.

Foreign Currency Translation: The Fund may invest a portion of its assets in foreign securities. In the event that the Fund executes a foreign security transaction, the Fund will generally enter into a forward foreign currency contract to settle the foreign security transaction. Foreign securities may carry more risk than U.S. securities, such as political, market and currency risks.

The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities denominated in foreign currencies are translated into US dollars at the exchange rate prevailing at the end of the period, and purchases and sales of investment securities, income and expenses transacted in foreign currencies are translated at the exchange rate on the dates of such transactions. Foreign currency gains and losses result from fluctuations in exchange rates between trade date and settlement date on securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received.

Repurchase Agreements: The Fund may enter into repurchase agreement transactions with United States financial institutions. It is the Fund’s policy that its custodian take possession of the underlying collateral securities, the value of which exceed the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. The value of the collateral at the time of the execution must be at least equal to 102% of the total amount of the repurchase obligations, including interest. If the seller defaults, and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Note 2.  Unrealized Appreciation/(Depreciation)

On December 31, 2009, based on cost of $275,781,916 for federal income tax purposes, aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $31,164,340 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value was $91,775,390, resulting in net unrealized depreciation of $60,611,050.

Note 3. Transactions With Affiliated Companies

Transactions during the period with companies in which the Fund owned at least 5% of the voting securities were as follows:

Name of Affiliate	Beginning Share Balance as of 4/1/09	Purchases	Sales	Ending Share Balance as of 12/31/09	Dividend Income	Realized Gains (Losses)	Market Value

Broadway Financial Corporation	129,280	—	—	129,280	$19,392	—	$808,000
CCF Holding Company	340,815	—	—	340,815	—	—	156,775
Perpetual Federal Savings Bank	165,930	—	—	165,930	82,966	—	1,692,486
Redwood Financial, Inc.	40,650	—	—	40,650	—	—	410,565
River Valley Bancorp	89,993	—	—	89,993	56,696	—	886,431
Third Century Bancorp	110,500	—	—	110,500	—	—	430,950
					$159,054	$—	$4,385,207

Note 4. Credit Default Swaps

The Fund may enter into credit default swap contracts for hedging purposes, to gain market exposure or to add leverage to its portfolio. When used for hedging purposes, the Fund would be the buyer of a credit default swap contract. In that case, the Fund would be entitled to receive the par (or other agreed-upon) value of a referenced debt obligation, index or other investment from the counterparty to the contract in the event of a default by a third party, such as a U.S. or foreign issuer, on the referenced debt obligation. In return, the Fund would pay to the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would have spent the stream of payments and received no benefit from the contract. When the Fund is the seller of a credit default swap contract, it receives the stream of payments but is obligated to pay upon default of the referenced debt obligation. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total assets, the Fund would be subject to investment exposure on the notional amount of the swap.

In addition to the risks applicable to derivatives generally, credit default swaps involve special risks because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation, as opposed to a credit downgrade or other indication of financial difficulty. Credit default swaps are marked to market periodically using quotations from pricing services. Unrealized gains, including the accrual of interest are recorded as an asset and unrealized losses are reported as a liability on the Statement of Assets and Liabilities. The change in value of the credit default swap, including the accrual of interest to be paid or received is reported as a change in unrealized appreciation/depreciation on the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of the swap agreement.

Credit default swap contracts entered into by the Fund as of December 31, 2009, were as follows:

Swap Counterparty	Referenced Obligation	Notional Amount		Rates paid by Fund	Termination Date	Unrealized Gain/(Loss)
Morgan Stanley	Barclays Bank	4,500,000	EUR	1.42%	9/20/13	$(171,604)
Goldman Sachs	BNP Paribas	4,500,000	EUR	0.67%	9/20/13	(44,596)
Credit Suisse First Boston Intl	Capital One Bank USA National	1,000,000	USD	1.00%	12/20/14	(2,096)
Goldman Sachs	Commerzbank	4,500,000	EUR	0.88%	9/20/13	(97,482)
Morgan Stanley	Credit Agricole	4,500,000	EUR	1.09%	9/20/13	(112,746)
Morgan Stanley	DBR	25,000,000	USD	0.12%	9/20/18	335,861
Goldman Sachs	EURO DB	3,400,000	EUR	0.88%	9/20/13	(48,284)
Goldman Sachs	Intesa Sanpaolo	4,500,000	EUR	0.57%	9/20/13	(24,955)
Morgan Stanley	Lloyds Bank	4,500,000	EUR	0.89%	9/20/13	41,208
Morgan Stanley	NAIGS13V1-5Y	25,000,000	USD	1.00%	12/20/14	(221,672)
Morgan Stanley	NAIGS13V1-5Y	25,000,000	USD	1.00%	12/20/14	(239,584)
Morgan Stanley	Republic of Korea	3,000,000	USD	1.22%	9/20/13	(51,630)
Morgan Stanley	Royal Bank Scotland	4,500,000	EUR	1.37%	9/20/13	(46,940)
Morgan Stanley	Societe Generale	4,500,000	EUR	1.01%	9/20/13	(95,733)
TOTAL						$(780,253)

Item 2 - Controls and Procedures.

(a)                                 The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 17 CFR 270.300-3(c)) were effective as of a date within 90 days of the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)         There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 — Exhibits.

(a)                                 Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	First Opportunity Fund, Inc.

By:	/s/ Stephen C. Miller
Stephen C. Miller, President
(Principal Executive Officer)

Date:	February 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen C. Miller
Stephen C. Miller, President
(Principal Executive Officer)

Date:	February 26, 2010

By:	/s/ Carl D. Johns
Carl D. Johns, Vice President and Treasurer
(Principal Financial Officer)

Date:	February 26, 2010